January 5, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Municipal Funds, Inc.

-Dreyfus BASIC Municipal Money Market Fund

-Dreyfus BASIC New Jersey Municipal Money Market Fund

-Dreyfus High Yield Municipal Bond Fund
 1933 Act File No.: 33-42162
 1940 Act File No.: 811-6377
 CIK No.: 0000878092

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 38 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 28, 2011 for the above referenced Funds.

Please address any comments or questions to my attention at 212-922-6817.

Sincerely,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya
Paralegal